Related Party Transactions - Narrative (Details)	4 Months Ended	9 Months Ended
	Apr. 15, 2021 USD ($)	Sep. 30, 2022 USD ($) vessel	Sep. 30, 2021 USD ($)	Apr. 05, 2022	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Equity method investments		$ 196,912,000			$ 52,215,000
Operating expenses		203,414,000	$ 122,202,000
The Cool Pool Limited | Voyage charter hire and commission expenses
Related Party Transaction [Line Items]
Operating expenses	$ 2,900,000
The Cool Pool Limited | Net (loss)/income from discontinued operations
Related Party Transaction [Line Items]
Operating expenses		3,700,000
Golar LNG Partners
Related Party Transaction [Line Items]
Expenses	0
Distributions received	500,000
Golar LNG Partners | Hilli LLC
Related Party Transaction [Line Items]
Cash dividends paid	$ 7,800,000
CoolCo
Related Party Transaction [Line Items]
Equity method investments		$ 145,000,000
Number of vessels | vessel		8
Sublease income		$ 400,000
Employee benefits and share-based compensation		66,700
Expenses		12,000
CoolCo
Related Party Transaction [Line Items]
Equity method investments		$ 145,804,000			$ 0
Equity method investment, ownership percentage		31.30%		31.30%